Revenue	6 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2021 £’000	2020 £’000
UK	125,471	85,226
North America	108,664	58,391
Europe	62,834	52,197
Rest of the world	8,164	4,551
Total	305,133	200,365
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2021 £’000	2020 £’000
Payments and Financial Services	154,020	99,148
TMT	75,822	56,593
Other	75,291	44,624
Total	305,133	200,365